AZZAD INCOME FUND                                              DECEMBER 31, 2001
Schedule of Investments                                              (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        -------     ------------

COMMON STOCKS - 93.7%
      AGRICULTURAL - 1.88%
         Syngenta AD-ADR *                                  400     $      4,240
                                                                    ------------

      APPLIANCES - 2.75%
         Maytag Corp.                                       200            6,206
                                                                    ------------

      COMPUTER HARDWARE - 4.17%
         Intel Corp.                                        300            9,435
                                                                    ------------

      COMPUTER SERVICE/ SOFTWARE - 2.40%
         Cisco Systems *                                    300            5,433
                                                                    ------------

      COMPUTER SYSTEMS - 7.16%
         Diebold, Inc.                                      400           16,176
                                                                    ------------

      COSMETICS/TOILTERIES - 11.46%
         Avon Products                                      300           13,950
         Kimberly Clark Corp.                               200           11,960
                                                                    ------------
                                                                          25,910
                                                                    ------------

      FOOD & BEVERAGE - 4.17%
         Coca-Cola Co.                                      200            9,430
                                                                    ------------

      MEDICAL PRODUCTS - 4.80%
         Medtronic                                          200           10,242
         Zimmer Holdings Inc. *                              20              611
                                                                    ------------
                                                                          10,853
                                                                    ------------

      MEDICAL DRUGS - 15.23%
         American Home Products                             200           12,272
         Bristol-Myers Squibb Co.                           200           10,200
         Pfizer Inc.                                        300           11,955
                                                                    ------------
                                                                          34,427
                                                                    ------------

      OIL AND GAS - 10.62%
         Halliburton Company                                300            3,930
         New Jersey Resources                               300           14,040
         Phillips Petroleum                                 100            6,026
                                                                    ------------
                                                                          23,996
                                                                    ------------

See accompanying notes to financial statements.

AZZAD INCOME FUND                                              DECEMBER 31, 2001
Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - continued
                                                        SHARES          VALUE
                                                        -------     ------------

      PIPELINES - .03%
         Enron Corp. **                                     100               60
                                                                    ------------

      PUBLISHING - 4.84%
         Dow Jones and Co.                                  200           10,946
                                                                    ------------

      RETAIL STORES - 11.24%
         Home Depot                                         300           15,303
         Walgreen Company                                   300           10,098
                                                                    ------------
                                                                          25,401
                                                                    ------------

      TELECOMMUNICATIONS - 12.62%
         AT&T Corporation                                   100            1,814
         AT&T Wireless Service *                             32              460
         Avaya, Inc. *                                      308            3,742
         Lucent Technologies *                              300            1,887
         Nokia Corp. ADR                                    300            7,359
         SBC Communications                                 300           11,751
         Tellabs Inc. *                                     100            1,503
                                                                    ------------
                                                                          28,516
                                                                    ------------

      TOTAL COMMON STOCKS (COST $269,218) - 93.37%                       211,029
      OTHER ASSETS AND LIABILITIES - NET - 6.63%                          15,016
                                                                    ------------
      NET ASSETS - 100%                                             $    226,045
                                                                    ============

*   Non-income producing security
** Subsequently the value for Enron has been reduced to zero. ADR American Depository Receipt See accompanying notes to financial statements.

AZZAD INCOME FUND                                              DECEMBER 31, 2001
Statement of Assets and Liabilities                                  (UNAUDITED)
--------------------------------------------------------------------------------

Assets:
     Investments in securities, at value                           $    211,029
        (cost $269,218)
    Cash                                                                  3,621
    Receivables:
        Dividends                                                           207
        From advisor                                                     13,782
        Other                                                             5,250
    Prepaid expenses                                                      1,236
                                                                   ------------

                Total assets                                            235,125
                                                                   ------------
Liabilities:
Accrued expenses                                                          7,105
Payables:
       Fund shares redeemed                                                 225
       Accounting and transfer agent fees                                 1,750
                                                                   ------------

                Total liabilities                                         9,080
                                                                   ------------

                NET ASSETS                                         $    226,045
                                                                   ============

Net assets consist of:
      Paid-in-capital                                              $    301,469
      Accumulated deficit                                                (1,147)
      Accumulated net realized gain (loss) on investments               (16,088)
      Net unrealized depreciation of investments                        (58,189)
                                                                   ------------

      Net assets applicable to outstanding
          capital shares                                           $    226,045
                                                                   ============


      Shares outstanding                                                 44,132
                                                                   ============

     NET ASSET VALUE                                               $       5.12
                                                                   ============
     Offering price (Net asset value/97%)                          $       5.28
                                                                   ============
See accompanying notes to financial statements.

AZZAD INCOME FUND                     FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
Statement of Operations                                              (UNAUDITED)
--------------------------------------------------------------------------------

Investment income:
      Dividend income                                              $      1,550
                                                                   ------------

Expenses:
      Investment advisory fees                                            1,198
      Distribution fees                                                      94
      Administrative fees                                                 3,803
      Accounting service fees                                             5,000
      Transfer agent fees                                                 5,873
      Registration fees                                                     570
      Shareholder reports                                                 6,236
      Custodian fees                                                      2,629
      Professional fees                                                   4,649
      Miscellaneous                                                         939
                                                                   ------------

                Total expenses                                           30,991
                                                                   ------------
      Expenses reimbursed                                               (27,096)
      Fees waived                                                        (1,198)
                                                                   ------------
                Net expenses                                              2,697
                                                                   ------------

NET INVESTMENT LOSS                                                      (1,147)
                                                                   ------------

Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss) on investments                                (1)
      Net change in unrealized depreciation of investments               (3,493)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                          (3,494)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     (4,641)
                                                                   ============

See accompanying notes to financial statements.

AZZAD INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                             -----------------------------
                                                           SIX MONTHS ENDED   PERIOD ENDED
                                                             DECEMBER 31,        JUNE 30,
                                                                 2001             2001*
                                                             ------------     ------------
Increase (Decrease) in Net Assets

From operations:
     Net investment loss                                     $     (1,147)    $    (64,872)
     Net realized loss on investments                                  (1)         (16,087)
     Net change in unrealized depreciation of investments          (3,493)         (54,696)
                                                             ------------     ------------


           Net decrease in net assets from operations              (4,641)        (135,655)
                                                             ------------     ------------

From net capital share transactions - (Note 4)                    (38,941)         305,282
                                                             ------------     ------------

Net increase (decrease) in net assets                             (43,582)         169,627
Net assets at beginning of period                                 269,627          100,000
                                                             ------------     ------------

NET ASSETS AT END OF PERIOD, INCLUDING ACCUMULATED
     DEFICIT OF $1,147 AND $0                                $    226,045     $    269,627
                                                             ============     ============

*Commenced operations on July 11, 2000.
See accompanying notes to financial statements.

AZZAD INCOME FUND
Financial Highlights
--------------------------------------------------------------------------------

For a capital share outstanding throughout each period indicated:

                                                   7/1/2001 to    7/11/2000 * to
                                                    12/31/2001      6/30/2001
                                                    ----------      ----------


NET ASSET VALUE, BEGINNING OF PERIOD                $     5.21      $    10.00
                                                    ----------      ----------

Income from investment operations:
     Net investment loss                                 (0.03)          (1.59)
     Net realized and unrealized loss                    (0.06)          (3.20)
        on investments

Dividends  and distributions                                --              --
                                                    ----------      ----------


NET ASSET VALUE, END OF PERIOD                      $     5.12      $     5.21
                                                    ==========      ==========

TOTAL RETURN                                             (1.73%)        (47.90%)


Ratios to Average Net Assets (a)
     Net investment loss                                 (0.96%)        (26.76%)
     Total expenses                                      25.86%          33.39%
     Expenses waived or reimbursed (b)                  (23.61%)         (5.57%)
     Net expenses                                         2.25%          27.82%


Net assets, end of period  (000's)                  $      226      $      270

Turnover Ratio                                               0%          59.40%

-----------------------------------------------
* Commencement of operations
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the perid had such reductions not occurred.

See accompanying notes to financial statements.

AZZAD INCOME FUND                                              DECEMBER 31, 2001
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Azzad Income Fund, formerly Islamia Income Fund, (the "Fund") is a separate series of the Azzad Funds (the "Trust") and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. The Fund commenced operations on July 11, 2000.

     The Fund's investment objective is primarily to seek to provide current income and as a secondary objective, appreciation of capital consistent with Shari'ah based principles as determined by the Fund's Shari'ah Supervisory Board.

     Capital shares are sold with a maximum front-end sales charge of 3% of the offering price. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     SECURITY VALUATION. Securities are valued at the close of each business day at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income must be segregated and donated to qualified charities.

     FEDERAL INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

AZZAD INCOME FUND                                              DECEMBER 31, 2001
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------


     DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

     The Fund had one investment transaction for the current reporting period. The sale of fractional shares resulted in a capital loss of $1. At December 31, 2001, the net unrealized depreciation of investments for tax purposes was $58,189 composed of gross unrealized appreciation of $7,939 and gross unrealized depreciation of $66,128. The cost of investments for federal income tax purposes at December 31, 2001 was $269,218.

     At June 30, 2001, the Fund had capital loss carry forwards for federal income tax purposes of $16,087, which expire through the year 2008.

4.   CAPITAL SHARE TRANSACTION

     The Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated.

                               SIX MONTHS ENDED              PERIOD ENDED
                               December 31, 2001             June 30, 2001
                            -----------------------     -----------------------
                             Shares        Amount        Shares         Amount
                            ---------     ---------     ---------     ---------
     Shares sold                  392     $   2,070        48,984     $ 343,529
     Shares reinvested             --            --            --            --
     Shares redeemed           (8,029)      (41,011)       (7,215)      (38,247)
                            ---------     ---------     ---------     ---------
     NET DECREASE              (7,637)    $ (38,941)       41,769     $ 305,282
                            =========     =========     =========     =========

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

     Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, dated October 20, 2001, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees,

AZZAD INCOME FUND                                              DECEMBER 31, 2001
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------


     directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

     For this service the Advisor receives a monthly management fee at the annual rate of 1.00% of the average daily net assets. The previous advisor received a fee at an annual rate of 0.80% of the average daily net assets.

     Effective July 1, 2001, the Advisor contractually agreed to waive all or a portion of its fees or reimburse the Fund for operating expenses to the extent necessary to limit the Fund's total annual operating expenses to 2.25% of average daily net assets. This agreement is in effect until October 19, 2002 and can be continued for one-year periods thereafter. For the period ended December 31, 2001, the Advisor waived $1,198 in advisory fees and reimbursed the Fund $27,096 for operating expenses.

     The Fund has an administration and transfer agent agreement with Champion Fund Services. ("Champion Fund Services" or the "Administrator") Under these agreements, the Administrator provides the Fund with administrative, transfer agency and fund accounting services. Champion Fund Services became the Administrator of the Fund on August 2, 2001. For these services rendered the Fund pays an annual base fee of $30,000 plus out-of-pocket expenses. During the period August 2, 2001 to December 31, 2001, Champion Fund Services earned $12,500. Prior to August 2, 2001 the Fund had another administrator whose fees for the current period were $4,071.

     On November 1, 2001, the Fund entered into a distribution agreement with CFS Distributors, Inc. (the "Distributor"). Concurrently, the Fund adopted a Distribution and Services Plan, (the "Plan") pursuant to Rule 12(b)-1 of the Act. The Fund pays the Distributor a fee at an annual rate of 0.25% of its average daily net assets for which the Distributor provides marketing and promotional support to the Fund, shareholder servicing and maintenance of shareholder accounts and makes payments to broker/dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders. Additionally, the Distributor retains the sales charge of 3.00% of the offering price on shares sold, which for this period was $64. Prior to November 1, 2001, the Fund had another distributor who received $3 from shares sold.